INCOME TAXES - Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of the valuation allowance
Balance at the beginning of the year	$ 4,000,159	$ 4,888,240	$ 2,931,196
Additions of valuation allowance	2,814,445	1,775,887	2,573,942
Reversals of valuation allowance	(1,628,176)	(2,802,174)
Foreign currency translation adjustment	37,667	138,206	(616,898)
Balance at the end of the year	$ 5,224,095	$ 4,000,159	$ 4,888,240